Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Mar. 06, 2023	Nov. 02, 2021	Mar. 31, 2025
Commitments and Contingent Liabilities [Abstract]
Bank guarantees			$ 463
Guarantees in favor of lease			$ 417
Damages claimed by Netonomy Ltd		$ 834
Litigation settlement, paid to two founders	$ 260